Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases
As of December 31, 2013, future minimum lease payments under capital leases together with the present value of the net minimum lease payments were as follows (all amounts in thousands):

Year Ending December 31,
2014	$17
2015	7
2016	0
2017	0
2018	0
Thereafter	0
Total minimum lease payments	24
Less: amount representing interest	(2)
Present value of net minimum lease payments	$22